Data Compare Summary (Total)

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	136	0.00%	200
Amortization Term	3	62	4.84%	200
Amortization Type	3	60	5.00%	200
Appraised Value	0	5	0.00%	200
Borrower First Name	6	136	4.41%	200
Borrower Last Name	6	136	4.41%	200
Borrower Self-Employed?	0	54	0.00%	200
City	2	194	1.03%	200
Coborrower First Name	1	31	3.23%	200
Coborrower Last Name	1	31	3.23%	200
Contract Sales Price	4	137	2.92%	200
First Payment Date	15	194	7.73%	200
Guideline Name	3	3	100.00%	200
Index Type	0	13	0.00%	200
Interest Rate Initial Cap	0	13	0.00%	200
Interest Rate Initial Floor	1	13	7.69%	200
Interest Rate Life Max	0	13	0.00%	200
Interest Rate Life Min	0	13	0.00%	200
Investor: Qualifying Total Debt Ratio	14	194	7.22%	200
Lien Position	3	192	1.56%	200
Lookback Period	0	13	0.00%	200
LTV Valuation Value	4	189	2.12%	200
Margin	0	13	0.00%	200
Maturity Date	20	139	14.39%	200
Mortgage Type	0	2	0.00%	200
Note Date	62	191	32.46%	200
Occupancy	0	194	0.00%	200
Original CLTV	2	190	1.05%	200
Original Interest Rate	1	194	0.52%	200
Original Loan Amount	1	194	0.52%	200
Original LTV	2	194	1.03%	200
Original P&I	1	120	0.83%	200
Original PITIA	0	1	0.00%	200
Original Term	3	189	1.59%	200
Origination Channel	1	55	1.82%	200
Originator Loan Designation	12	185	6.49%	200
Property Type	11	144	7.64%	200
Purpose	0	139	0.00%	200
Refi Purpose	1	32	3.13%	200
Representative FICO	7	194	3.61%	200
State	1	193	0.52%	200
Street	2	136	1.47%	200
TRID?	0	1	0.00%	200
Universal Loan Identifier (ULI)	20	55	36.36%	200
Zip	1	194	0.52%	200
Total	214	4,781	4.48%	200